Cash collateral on securities and reverse repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2017
Cash collateral on securities and reverse repurchase agreements
Schedule of receivables from repurchase agreements and security borrowing

As of December 31, 2016 and 2017, the Bank has the following receivables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank
Central Bank bonds	—	4,114	—	—	—	—	—	—	—	—	—	—	—	4,114
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank	—	2,576	—	—	—	—	—	—	—	—	—	—	—	2,576
Other Instruments Issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	—	13,297	—	—	—	—	—	—	—	—	—	—	—	13,297
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	30,963	47,357	21,967	19,207	2,773	5,090	—	—	—	—	—	—	55,703	71,654
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total	30,963	67,344	21,967	19,207	2,773	5,090	—	—	—	—	—	—	55,703	91,641

Schedule of Payables by Selling financial instruments and Security Repurchase commitment

As of December 31, 2016 and 2017, the Bank has the following payables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Central Bank bonds	10,568	5,169	—	—	—	—	—	—	—	—	—	—	10,568	5,169
Central Bank promissory notes	16,165	5,095	—	—	—	—	—	—	—	—	—	—	16,165	5,095
Other instruments issued by the Chilean Government and Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other Instruments Issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	2,013	—	—	—	—	—	—	—	—	—	—	—	2,013
Deposits in domestic banks	174,078	114,359	16,006		—	56,762	—	—	—	—	—	—	190,084	171,121
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	—	11,994	—	—	—	—	—	—	—	—	—	—	—	11,994
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total	200,811	138,630	16,006	—	—	56,762	—	—	—	—	—	—	216,817	195,392